FINANCIAL RISK MANAGEMENT - Credit Exposures (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 BDT (৳)	Jan. 01, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 BDT (৳)	Jan. 02, 2022 USD ($)
Trade and other current receivables [abstract]
Cash and cash equivalents (note 6)	$ 89,642								$ 150,417	$ 0.0	£ 2.6	€ 5.9	$ 2.7	$ 2.7	¥ 2.7	৳ 6.9	$ 179,246
Trade accounts receivable (note 7)	412,498								248,785	18.7	1.0	21.3	3.5	6.2	0.6	0.0
Prepaid expenses, deposits and other current assets	95,955								101,810	0.4	0.0	1.1	0.0	0.1	0.1	8.4
Accounts payable and accrued liabilities	(408,294)								(471,208)	$ (6.6)	£ (0.7)	€ (6.6)	$ (0.6)	$ (3.2)	¥ (1.6)	৳ (13.0)
Earnings before income taxes	$ 564,183	$ (0.6)	£ (0.1)	€ (1.1)	$ (0.3)	$ (0.3)	¥ (0.1)	৳ (0.1)	$ 566,428
Other comprehensive income, before tax		$ 0.4	£ 1.5	€ 2.0	$ 0.5	$ 0.8	¥ 0.0	৳ 0.0